First Trust Nasdaq Food and Beverage ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	111 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq US Smart Food & Beverage(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(6.12%)	0.98%	3.20%
Nasdaq US Benchmark Food, Beverage and Tobacco(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.37%	5.58%	6.68%
Nasdaq US Benchmark(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.56%	13.33%	14.84%
First Trust Nasdaq Food and Beverage ETF
Prospectus [Line Items]
Average Annual Return, Percent		(6.65%)	0.39%	2.57%
Performance Inception Date	Sep. 20, 2016
First Trust Nasdaq Food and Beverage ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(7.71%)	(0.65%)	1.72%
First Trust Nasdaq Food and Beverage ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(3.92%)	(0.10%)	1.64%